[JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]




May 5, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      JNLNY Separate Account IV
         File Nos. 811-10463 and 333-109762

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that: the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Ellen Baird or me (at 517/367-4354 or 517/367-3835, respectively).

Sincerely,

/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum
Senior Attorney